December 31, 2003

Management Discussion and Analysis

The Bruce Fund shares produced a total return of 30.85% for the six months ended December 31, 2003, compared to a total return of 14.10% for the S&P 500 Index for the same period.
 The common stock holdings provided a large part of the increase along with the convertible bond holdings. Increases were also seen in the preferred stock holdings and corporate bonds, while the U.S. Treasury Strips declined in the period. The Fund is primarily invested in areas other than the large capitalization S&P 500 type securities.

	Fund management concentrates its efforts at finding what it sees as the best opportunities for capital appreciation.
  Recent areas of interest have been restructuring companies, small/micro cap equities and high yield or distressed debt securities. We attempt to find securities, whether they be stocks or bonds, which we feel offer an above average opportunity for appreciation and assume a higher than average risk of loss.

	As stated in the Prospectus, the Fund's objective is long-term capital appreciation from stocks and/or bonds.
 Shareholders are invited to use the toll-free number
 (800) 347-8607 to obtain any Fund information.

















             BRUCE FUND, INC.
	BALANCE SHEET
	DECEMBER 31, 2003

ASSETS
Investments, at Market Value (Cost $4,250,771) $7,258,817
Cash	                                                409,836
Dividends Receivable                              154
Interest Receivable                              52,137

TOTAL ASSETS                     $7,720,944

LIABILITIES
DividendPayable             4,811
Accrued Expenses  $    24,424

TOTAL LIABILITIES    29,235


CAPITAL
Capital Stock (33,718 Shares of $1 Par Value
  Capital Stock Issued and Outstanding; 200,000
  Shares Authorized)      33,718
Paid-in Surplus  4,412,384
Accumulated Undistributed Net Investment Income 198,257
Accumulated Net Realized Gains on Investments 39,304
Net Unrealized Appreciation on Investments 3,008,046

TOTAL CAPITAL (NET ASSETS)$7,691,709

     TOTAL LIABILITIES AND CAPITAL$7,720,944

NET ASSET VALUE (Capital) Per Share$     228.12

The accompanying notes are an integral part of this statement.


BRUCE FUND, INC.
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003

INVESTMENT INCOME
	Dividends	$  17,919
	Interest	 92,323
			$ 110,242
EXPENSES
Management Fees	$ 31,972
Custodian/Security Transaction	 1,104
Directors	100
Transfer Agent Fees	5,000
Legal Fees	  200
Audit and Accounting Fees	5,152
Insurance	507
Printing                              	200

Total Expenses Before Expense Reimbursement 44,235
	Expense Reimbursement    	(5,400)
	Net Expenses 	   38,835
	NET INVESTMENT INCOME	71,407

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
 Net Realized Gains on Investments                   129,613
 NetChangeinUnrealizedAppreciationonInvestments 1,538,467

NET GAIN ON INVESTMENTS	1,668,080

NET INCREASE IN NET ASSETS RESULTING FROM
OPERATIONS	$ 1,739,487


The accompanying notes are an integral part of this statement.














 	BRUCE FUND, INC.
	NOTES TO FINANCIAL STATEMENTS
	DECEMBER 31, 2003



NOTE A - SUMMARY OF SIGNIFICANT ACCOUNTING
POLICIES:

	The financial statements of Bruce Fund, Inc. (the "Fund") have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

1.	Portfolio valuation:  Securities listed on a stock exchange
are valued on the basis of the last sale on that day or, lacking any sales, at the last reported sales price. Unlisted securities for which quotations are available are valued at the closing bid price.

2.	Securities transactions and investment income:  Securities
transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are
accreted into income using the effective interest method.   Realized
gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes. At December
31, 2003, the cost of investments held was $4,250,771 for both financial reporting and federal income tax purposes. At December 31, 2003, gross unrealized appreciation on investments was $3,123,494 and gross unrealized depreciation on investments was $(115,448) for both financial reporting and federal income tax purposes.

3.	In preparing financial statements in conformity with
accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.


NOTE B - CAPITAL STOCK:

During the six months ended December 31, 2003, there were 97 shares redeemed; 3,012 shares issued and 1,797 shares issued through dividend reinvestment.

 NOTE C - PURCHASES AND SALES OF SECURITIES:

During the six months ended December 31, 2003, purchases and sales of securities with original maturities of greater than one year were $852,045 and $592,648 respectively.

NOTE D - RELATED PARTIES

	Bruce and Company, an Illinois corporation, is the investment advisor of the Fund and furnishes investment advice. In addition it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). During the six months ended December 31, 2003 the investment adviser also voluntarily absorbed certain expenses of the Fund that the investment adviser felt exceeded the amount that would have been charged to the Fund, based on its size. These expenses approximated $5,400 in the period. Compensation to Bruce and Company for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee  Applied to Average Net Assets of Fund
 1.0%                                           Up to $20,000,000; plus
 0.6%                                     $20,000,000 to $100,000,000; plus
 0.5%                                                over $100,000,000.
As of December 31, 2003, Robert B. Bruce owned 12,527 shares and R. Jeffrey Bruce owned 1,795 shares. Robert B. Bruce is a director of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the investment advisor, Bruce and Company.

NOTE E - TAXES:

The Fund has made distributions to its shareholders so as to be relieved of all Federal income tax under provisions of current tax regulations applied to regulated investment companies, and personal holding companies.

NOTE F - DIVIDEND DISTRIBUTION:

	During December 2003, the Fund announced a dividend from net investment income of $5.35 per share, aggregating $170,748 and a long-term capital gain distribution of $7.65 per share aggregating $244,153. These distributions were payable December 31, 2003 to shareholders of record on December 30, 2003.




	BRUCE FUND, INC.







	REPORT TO SHAREHOLDERS

	_______________________

	Six Months Ended
	December 31, 2003






BRUCE FUND, INC.
20 North Wacker Drive
Suite 2414
Chicago, Illinois 60606
(312)236-9160


	BRUCE FUND, INC.
	STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED DECEMBER 31, 2003

				2003
OPERATIONS
	Net Investment Income	         $    71,407
	Net Realized Gains on Investments	129,613
	Net Change in Unrealized Appreciation
	  on Investments	          1,538,467
	Net Increase in Net Assets
	   Resulting from Operations      1,739,487

DISTRIBUTIONS TO SHAREHOLDERS
	Distributions from Net Investment Income  (170,748)
	Distributions from Net Capital Gains	    (244,153)
	Decrease in Net Assets Resulting from
	     Distributions to Shareholders	    (414,901)

CAPITAL STOCK TRANSACTIONS
	Proceeds from Shares Issued	  632,478
	Increase from Shares Issued in Reinvested
	  Distributions	              411,001
	Cost of Shares Redeemed	               (20,218)
	Increase in Net Assets Resulting from
	    Capital Stock Transactions	1,023,261

TOTAL INCREASE 	           2,347,847

NET ASSETS
	Beginning of Six Month Period   5,343,862
	End of Six Months (including accumulated undistributed net investment income of $198,257) $ 7,691,709




The accompanying notes are an integral part of these statements.




  BRUCE FUND
OFFICERS AND
  DIRECTORS


Robert B. Bruce
President and Treasurer


R. Jeffrey Bruce
Vice President and Secretary


John R. Nixon
Director


W. Martin Johnson
Director


Investment Adviser
	Bruce and Co., Inc.
	Chicago, Illinois


Custodian
	Fifth Third Bank
	Cincinnati, Ohio


Transfer Agent
	Unified Advisers, Inc.
	Indianapolis, Indiana


Counsel
	Thomas P. Ward
	Lake Forest, Illinois


Independent Public Accountants
	Grant Thornton LLP
	Chicago, Illinois